Description of the Plans	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
Description of the Plans	Description of the Plans
The accompanying financial statements include employee savings plans of Adient US LLC (the “Company”) or its affiliates that participate in the Adient US LLC Defined Contribution Master Trust for Employee Savings Plans (the “Master Trust”).

The following description of the Adient US LLC Savings and Investment (401k) Plan, the Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan, the Bridgewater Interiors, LLC Savings and Investment (401k) Plan, and the Adient Production Employees Savings and Investment (401k) Plan (collectively the "Plans") provide only general information. The Plans include provisions for voting shares of Adient plc (“Adient”) stock. Participants should refer to the respective Plan Document for a more complete description of each of the Plans' provisions.

The Plans are subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Adient US LLC is a wholly-owned subsidiary of Adient plc. The Plans are administered by the Adient Employee Benefit Policy Committee.

Adient US LLC Savings and Investment (401k) Plan (“ASIP”)

General - The ASIP is a defined contribution plan adopted effective July 1, 2016 for participation by eligible employees of the Company.

Contributions - Participants can generally defer an amount up to fifty percent (50%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

The ASIP provides participants a safe-harbor matching contribution, and the Company may also make discretionary matching contributions on behalf of the participants based on specific eligibility rules as listed in their benefit schedule and the ASIP plan document. Matching contributions are based on the participant's location or position as outlined in the ASIP plan document. No discretionary matching contribution was provided for the years ended December 31, 2025 and 2024. Participants are eligible for a Company fixed contribution equal to 2% of the participant's eligible compensation which is paid each pay period. Eligibility for the Company fixed contribution is dependent upon the participant's location.

Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan (“AVSIP”)

General - The AVSIP is a defined contribution plan adopted effective September 1, 2005 for participation by eligible employees of Avanzar Interior Technologies, Ltd. (“Avanzar”). The AVSIP is sponsored by Avanzar, a consolidated subsidiary of Adient plc.

Contributions - Participants can generally defer an amount up to twenty-five percent (25%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

Participants are automatically eligible to receive an employer contribution to the AVSIP, calculated as a percentage of eligible compensation based on the participant’s age and years of service. In addition, Avanzar may make matching contributions to the AVSIP ranging from 0% to 100% of a participant’s contributions, up to 6% of eligible compensation, at Avanzar’s discretion. For 2025, Avanzar provided a matching contribution equal to 100% of participant contributions, up to 6% of compensation.

Bridgewater Interiors, LLC Savings and Investment (401k) Plan (“BSIP”)

General - The BSIP is a defined contribution plan adopted effective January 1, 1999 for participation by eligible employees of Bridgewater Interiors, LLC (“Bridgewater”). The BSIP is sponsored by Bridgewater, a consolidated subsidiary of Adient plc.
Contributions - Participants can generally defer an amount up to fifty percent (50%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

Participants are automatically eligible to receive an employer contribution to the BSIP equal to 3% of each participant’s eligible compensation. In addition, Bridgewater may make matching contributions to the BSIP at an amount between 0% and 100% of each participant’s eligible earnings up to 6% of compensation, as determined in Bridgewater’s discretion. During 2025, Bridgewater matching contributions were equal to 90% of a participant’s contributions up to 6% of compensation.

Adient Production Employees Savings and Investment (401k) Plan (“APSIP”)

General - The APSIP is a defined contribution plan adopted effective September 1, 1998 for participation by eligible Company production employees at designated facilities.

Contributions - Participants can generally defer an amount up to twenty-five percent (25%) of their gross annual compensation as contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contributions plans (rollover).

The Company may make matching contributions to the APSIP on behalf of the participants based on specific eligibility rules as listed in their benefit schedule and the APSIP plan document. Matching contributions are based on the participant's location as outlined in the APSIP plan document. A participant may also be eligible to receive a RIC from the Company. The RIC is computed based on the participant's location and is generally based on a percentage of eligible compensation.

Participant Accounts - Participant recordkeeping is performed by Fidelity Workplace Services. Participant and employer contributions are deposited in the investment funds of the participant's choice. Each participant's account is increased with investment earnings and reduced by distributions, loans, expenses and investment losses. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants may reallocate their account balances among the available investment funds at any time in increments of one percent (1%). However, participants can reallocate deposits out of the Fixed Income Fund no more than once each calendar quarter in order to maximize the rate of return for that fund.

Vesting - Participants are immediately vested in their own contributions plus actual earnings (losses) thereon. A participant's interest in employer contributions plus actual earnings (losses) thereon vest in accordance with vesting requirements specified within their benefit schedule and respective plan document, generally over a two to five-year period. A participant becomes fully vested on termination of service due to death, total and permanent disability or retirement. To become fully vested upon retirement, the participant must have attained 65 years of age or 55 years of age with ten years of service.

Forfeiture - If employment terminates other than by reason of retirement, death or total and permanent disability and the participant is not reemployed by the respective Plan sponsor or its affiliates within 6 consecutive years of that date or receives a distribution of the vested portion, the participant's interest in the non-vested portion of the employer contributions is forfeited. Forfeited amounts in each respective plan are generally used to reduce future employer contributions to the respective plan.

Payment of Benefits - On termination of service, a participant may elect to receive a lump-sum amount equal to the value of the participant's interest in his or her account. Activity for any participants who have elected to receive dividends on Adient ordinary shares paid in the form of cash instead of purchasing additional shares is reported as distributions in the statements of changes in net assets available for benefits. There were no such cash dividends paid during 2025. In-service withdrawals of vested Company matching contributions and participant contributions are permissible for participants who are at least 59.5 years of age. They are also allowed for hardships, as per the requirements in each respective plan document. Rollovers are always available for in-service withdrawals. In-service distributions are allowed upon total and permanent disability. Under the ASIP, in-service withdrawals can be made at any time from after-tax contributions.
Notes Receivable from Participants (Loans) - Participants may borrow from their accounts a minimum of $1,000 up to a maximum of $50,000 or fifty percent (50%) of their account balance, whichever is less. Loans are subject to certain limitations based on the respective Plan document. Only two loans per participant may be outstanding at any time. Each loan may be for a term up to five years. Regular payroll deductions are required to repay a loan. Each loan's interest rate is fixed at the prime rate at the beginning of the calendar quarter in which it is issued. At termination, participants may continue to make monthly loan payments until the balances of any loans are paid off. The notes receivable from participants are measured at their unpaid principal balances plus accrued but unpaid interest. At the time of borrowing, the assets of the participant are sold proportionally to finance the loan. Participant notes receivable are written off when deemed uncollectible.

Administrative Expenses - Certain administrative expenses are paid by the Plans, as allowed by Plan provisions, with all remaining expenses paid by the respective plan sponsor.